UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21862

Banc of America Funds Trust

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

James Bordewick, Esq.

Columbia Management Group, Inc.

One Financial Center

Boston MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-617-772-3672

Date of fiscal year end:	10/31/08

Date of reporting period:	7/01/2007 – 6/30/2008

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;
(b)	The exchange ticker symbol of the portfolio security;
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;
(d)	The shareholder meeting date;
(e)	A brief identification of the matter voted on;
(f)	Whether the matter was proposed by the issuer or by a security holder;
(g)	Whether the registrant cast its vote on the matter;
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);and
(i)	Whether the registrant cast its vote for or against management.

Item 1: Proxy Voting Record

Registrant : Banc of America Funds Trust

Disclosure Fund	Reporting Period	Status

Banc of America Retirement 2005 Portfolio	7/01/07-6/30/08	No Proxy Votes Cast in Reporting Period

Banc of America Retirement 2010 Portfolio	7/01/07-6/30/08	No Proxy Votes Cast in Reporting Period

Banc of America Retirement 2015 Portfolio	7/01/07-6/30/08	No Proxy Votes Cast in Reporting Period

Banc of America Retirement 2020 Portfolio	7/01/07-6/30/08	No Proxy Votes Cast in Reporting Period

Banc of America Retirement 2025 Portfolio	7/01/07-6/30/08	No Proxy Votes Cast in Reporting Period

Banc of America Retirement 2030 Portfolio	7/01/07-6/30/08	No Proxy Votes Cast in Reporting Period

Banc of America Retirement 2035 Portfolio	7/01/07-6/30/08	No Proxy Votes Cast in Reporting Period

Banc of America Retirement 2040 Portfolio	7/01/07-6/30/08	No Proxy Votes Cast in Reporting Period

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Banc of America Funds Trust

By (Signature and Title)*	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 26, 2008

*Print the name and title of each signing officer under his or her signature.